RECLAMATION OBLIGATIONS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfReclamationObligationsLineItems [Line Items]
Reclamation obligations, beginning	$ 32,512	$ 30,064
Expenditures incurred	(826)	(855)
Reclamation obligations, ending	38,420	32,512
Reclamation Obligations
DisclosureOfReclamationObligationsLineItems [Line Items]
Reclamation obligations, beginning	32,512	30,064
Accretion	1,352	1,361
Expenditures incurred	(826)	(855)
Liability adjustments-income statement (note 20)	3,595	845
Liability adjustments-balance sheet (note 10)	1,787	1,097
Reclamation obligations, ending	$ 38,420	$ 32,512